Consolidated Interim Statements of Loss and Comprehensive Loss (Unaudited) - CAD ($)		3 Months Ended
		Mar. 31, 2024	Mar. 31, 2023
Profit or loss [abstract]
Revenue		$ 308,968	$ 420,635
Cost of revenue		(243,018)	(103,692)
Gross profit		65,950	316,943
Consulting and marketing		22,884
Research and development		441,401
Depreciation and amortization		2,227	3,032
Share-based compensation		363,437	2,566
General and administrative expenses		254,471	282,839
Professional fees		632,078	676,867
Total operating expense		1,716,498	965,304
Loss before other income (expense)		(1,650,548)	(648,361)
Other income (expense)
Change in fair value of derivative warrants liabilities		(28,977,934)
Foreign exchange gain (loss)		5,095	(53,778)
Finance income (expenses), net		13,743	(5,381)
Other operating income (expense)		(28,959,096)	(59,159)
Loss before tax		(30,609,644)	(707,520)
Tax expense		(7,673)	(32,913)
Loss for the period		(30,617,317)	(740,433)
Items that may be reclassified to profit or loss
Exchange differences on translation of foreign operations		(18,830)	(15,451)
Remeasurement of a defined benefit plan, net		122	946
Other comprehensive income (loss) for the period		(18,708)	(14,505)
Total comprehensive loss		$ (30,636,025)	$ (754,938)
Loss per share - basic	[1]	$ (67.59)	$ (3.71)
Loss per share - diluted	[1]	$ (67.59)	$ (3.71)
Weighted average shares outstanding - basic		452,981	199,434
Weighted average shares outstanding - diluted		452,981	199,434

[1]	Adjusted to reflect one (1) for one hundred ninety (190) reverse stock split in March 2024 (see Note 1)